Column 1
Column 2
Column 3
Column 4
Column 5
Column 6
Column 7
Column 8








Name of Issuer
Title of Class
Cusip
Value
Shares
Investment Discretion
Other Manger
Voting Authority
























Exxon Mobil Corp
30231g102
10,811,066
122,672
partial

shared
Exxon Bartley

30231g102
(5,549,987)
(62,975)
none

none



5,261,079
59,697
full
none
sole








Marriott International Inc
571903202
6,029,579
229,786
partial

shared
David Marriot

571903202
(1,414,913)
(53,922)
none

none
Judith Marriot

571903202
(3,081,573)
(117,438)
none

none



1,533,093
58,426
full


















Berkshire Hathaway Cl A 1/100th Share
U.S. Large Cap
084990175
28,497,000
23,600
full
none
sole
Intel Corp
U.S. Large Cap
458140100
5,783,930
269,270
full
none
sole
JP Morgan Chase & Co
U.S. Large Cap
46625H100
4,130,847
120,398
full
none
sole
ConocoPhillips
U.S. Large Cap
20825C104
4,107,042
43,511
full
none
sole
Walgreen Company
U.S. Large Cap
931422109
4,088,604
125,764
full
none
sole
General Electric Company
U.S. Large Cap
369604103
3,982,950
149,230
full
none
sole
Pepsico Inc
U.S. Large Cap
713448108
3,634,689
57,158
full
none
sole
ChevronTexaco Corp
U.S. Large Cap
166764100
3,262,383
32,910
full
none
sole
Johnson & Johnson
U.S. Large Cap
478160104
2,962,912
46,051
full
none
sole
International Business Machines Corp
U.S. Large Cap
459200101
2,941,217
24,814
full
none
sole
Smith International
U.S. Large Cap
832110100
2,921,517
35,140
full
none
sole
Chesapeake Energy Corp
U.S. Large Cap
165167107
2,777,748
42,113
full
none
sole
Microsoft Corp
U.S. Large Cap
594918104
2,767,987
100,618
full
none
sole
AT&T Corp
U.S. Large Cap
00206R102
2,516,869
74,707
full
none
sole
CISCO Systems Inc
U.S. Large Cap
17275r102
2,425,250
104,267
full
none
sole
Verizon Communications
U.S. Large Cap
92343V104
2,345,774
66,265
full
none
sole
Wal-Mart Stores Inc
U.S. Large Cap
931142103
2,330,753
41,472
full
none
sole
Procter & Gamble Co
U.S. Large Cap
742718109
2,211,046
36,360
full
none
sole
Hewlett-Packard Co
U.S. Large Cap
428236103
2,168,735
49,055
full
none
sole
Bristol-Myers Squibb Co
U.S. Large Cap
110122108
2,048,906
99,801
full
none
sole
Target Corp
U.S. Large Cap
87612e106
1,997,459
42,965
full
none
sole
Amerisource Bergen Corp
U.S. Large Cap
03073e105
1,990,806
49,783
full
none
sole
AMGEN Incorporated
U.S. Large Cap
031162100
1,986,521
42,123
full
none
sole
Lockheed Martin Corp
U.S. Large Cap
539830109
1,983,189
20,101
full
none
sole
Ebay Inc
U.S. Large Cap
278642103
1,928,979
70,581
full
none
sole
Omnicom Group Inc
U.S. Large Cap
681919106
1,907,230
42,496
full
none
sole
Kimberly-Clark Corp
U.S. Large Cap
494368103
1,857,209
31,067
full
none
sole
Dow Chemical Company
U.S. Large Cap
260543103
1,852,370
53,061
full
none
sole
Intuit Inc
U.S. Large Cap
461202103
1,845,481
66,938
full
none
sole
Travelers Group Inc
U.S. Large Cap
89417E109
1,837,012
42,327
full
none
sole
Textron Incorporated
U.S. Large Cap
883203101
1,832,497
38,233
full
none
sole
Archer Daniels Midland Corp
U.S. Large Cap
039483102
1,832,442
54,295
full
none
sole
Wyeth
U.S. Large Cap
983024100
1,772,307
36,954
full
none
sole
ALCOA Inc
U.S. Large Cap
013817101
1,761,875
49,463
full
none
sole
FedEx Corp
U.S. Large Cap
31428x106
1,755,966
22,287
full
none
sole
Symantec Corp
U.S. Large Cap
871503108
1,694,963
87,595
full
none
sole
Marathon Oil Corp
U.S. Large Cap
565849106
1,681,728
32,422
full
none
sole
Kroger Co
U.S. Large Cap
501044101
1,641,109
56,845
full
none
sole
Pfizer Incorporated
U.S. Large Cap
717081103
1,598,138
91,479
full
none
sole
Dell Inc
U.S. Large Cap
24702R101
1,566,717
71,605
full
none
sole
Walt Disney Holding Co
U.S. Large Cap
254687106
1,564,865
50,156
full
none
sole
Valero Energy
U.S. Large Cap
91913y100
1,563,971
37,979
full
none
sole
BJ Services Co
U.S. Large Cap
055482103
1,542,610
48,297
full
none
sole
Wells Fargo & Co
U.S. Large Cap
949746101
1,538,494
64,779
full
none
sole
Costco Wholesale Corp
U.S. Large Cap
22160k105
1,529,904
21,812
full
none
sole
Bank of America Corp
U.S. Large Cap
060505104
1,485,305
62,225
full
none
sole
Northrop Grumman Corp
U.S. Large Cap
666807102
1,476,257
22,067
full
none
sole
McKesson Corp
U.S. Large Cap
58155q103
1,455,703
26,037
full
none
sole
Caterpillar Inc
U.S. Large Cap
149123101
1,421,538
19,257
full
none
sole
Deere & Co
U.S. Large Cap
244199105
1,405,597
19,487
full
none
sole
Agilent Technologies
U.S. Large Cap
00846u101
1,362,177
38,328
full
none
sole
Applied Materials Inc
U.S. Large Cap
038222105
1,361,202
71,304
full
none
sole
Whirlpool Corp
U.S. Large Cap
963320106
1,348,991
21,853
full
none
sole
Best Buy Inc
U.S. Large Cap
086516101
1,305,647
32,971
full
none
sole
Nationwide Financial Services
U.S. Large Cap
638612101
1,289,213
26,853
full
none
sole
Boston Scientific Corp
U.S. Large Cap
101137107
1,248,050
101,550
full
none
sole
RR Donnelley & Sons Co
U.S. Large Cap
257867101
1,233,394
41,542
full
none
sole
Computer Sciences Corp
U.S. Large Cap
205363104
1,226,974
26,195
full
none
sole
Home Depot Inc
U.S. Large Cap
437076102
1,218,323
52,021
full
none
sole
Abbott Laboratories
U.S. Large Cap
002824100
1,173,468
22,153
full
none
sole
CitiGroup
U.S. Large Cap
172967101
1,160,905
69,266
full
none
sole
Baxter International Inc
U.S. Large Cap
071813109
1,039,949
16,264
full
none
sole
PNC Bank Corp
U.S. Large Cap
693475105
1,030,712
18,051
full
none
sole
Eaton Corp
U.S. Large Cap
278058102
1,027,812
12,096
full
none
sole
Metlife Inc
U.S. Large Cap
59156r108
990,598
18,772
full
none
sole
Yahoo! Inc
U.S. Large Cap
984332106
975,545
47,219
full
none
sole
Union Pacific Corp
U.S. Large Cap
907818108
964,135
12,770
full
none
sole
Merrill Lynch & Co Inc
U.S. Large Cap
590188108
950,337
29,970
full
none
sole
Eli Lilly & Co
U.S. Large Cap
532457108
947,201
20,520
full
none
sole
Morgan Stanley
U.S. Large Cap
617446448
901,905
25,004
full
none
sole
PPG Industries
U.S. Large Cap
693506107
866,516
15,104
full
none
sole
Oracle Corp
U.S. Large Cap
68389x105
803,187
38,247
full
none
sole
Becton Dickinson & Co
U.S. Large Cap
075887109
788,880
9,703
full
none
sole
Sunoco Inc
U.S. Large Cap
86764p109
750,941
18,455
full
none
sole
Texas Instruments Inc
U.S. Large Cap
882508104
750,835
26,663
full
none
sole
Genworth Financial
U.S. Large Cap
37247d106
690,494
38,770
full
none
sole
Capital One Financial
U.S. Large Cap
14040h105
664,719
17,488
full
none
sole
United Technologies Corp
U.S. Large Cap
913017109
663,597
10,755
full
none
sole
Yum Brands Inc
U.S. Large Cap
988498101
631,930
18,009
full
none
sole
Masco Corp
U.S. Large Cap
574599106
599,681
38,123
full
none
sole
Sprint Nextel Corp
U.S. Large Cap
852061100
592,016
62,317
full
none
sole
Williams Cos
U.S. Large Cap
969457100
564,138
13,995
full
none
sole
Apple Computer
U.S. Large Cap
037833100
522,413
3,120
full
none
sole
TJX Companies Inc
U.S. Large Cap
872540109
506,038
16,080
full
none
sole
Gannett Co Inc
U.S. Large Cap
364730101
494,206
22,806
full
none
sole
Apache Corp
U.S. Large Cap
037411105
451,402
3,247
full
none
sole
Medtronic Inc
U.S. Large Cap
585055106
426,161
8,235
full
none
sole
Johnson Controls Inc
U.S. Large Cap
478366107
398,502
13,895
full
none
sole
Sun Microsystems Inc
U.S. Large Cap
866810203
370,518
34,055
full
none
sole
Medco Health Solutions Inc
U.S. Large Cap
58405u102
319,261
6,764
full
none
sole
Transocean Inc
U.S. Large Cap
G90073100
311,180
2,042
full
none
sole
Monsanto Co
U.S. Large Cap
61166w101
310,521
2,456
full
none
sole
Marshall & Ilsley Corp
U.S. Large Cap
571837103
305,159
19,906
full
none
sole
Suncor Energy Inc
U.S. Large Cap
867229106
290,600
5,000
full
none
sole
EMC Corp
U.S. Large Cap
268648102
270,972
18,446
full
none
sole
Motorola Inc
U.S. Large Cap
620076109
258,008
35,151
full
none
sole
Freeport McMoRan Copper & Gold Inc
U.S. Large Cap
35671D857
257,818
2,200
full
none
sole
Allstate Corp
U.S. Large Cap
020002101
241,014
5,287
full
none
sole
Intuitive Surgical Inc
U.S. Large Cap
46120E602
222,255
825
full
none
sole
Devon Energy Corp
U.S. Large Cap
25179m103
213,404
1,776
full
none
sole
Prudential Financial Inc
U.S. Large Cap
744320102
209,045
3,499
full
none
sole
SunTrust Banks Inc
U.S. Large Cap
867914103
208,337
5,752
full
none
sole
Allergan Inc
U.S. Large Cap
018490102
208,200
4,000
full
none
sole
Exelon Corp
U.S. Large Cap
30161n101
204,659
2,275
full
none
sole